Pledged Bank Deposits/Fixed Bank Deposits With Maturity Period Over Three Months/Bank Balances and Cash, and Other Cash Flow Information - Reconciliation of Liabilities Arising From Financing Activities (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 568,557	$ 87,135	¥ 482,911
Changes from financing cash flows
New bank borrowings raised	558,000	85,517	558,000
Repayment of bank borrowings	(558,000)	(85,517)	(473,000)
Advance from a shareholder			6,711
Repayment to a shareholder	(10,557)	(1,618)	(6,065)
Total changes from financing cash flows	(10,557)	(1,618)	85,646
Ending balance	558,000	$ 85,517	568,557
Bank borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	558,000		473,000
Changes from financing cash flows
New bank borrowings raised	558,000		558,000
Repayment of bank borrowings	(558,000)		(473,000)
Advance from a shareholder			0
Repayment to a shareholder	0		0
Total changes from financing cash flows	0		85,000
Ending balance	558,000		558,000
Shareholders' [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	10,557		9,911
Changes from financing cash flows
New bank borrowings raised	0		0
Repayment of bank borrowings	0		0
Advance from a shareholder			6,711
Repayment to a shareholder	(10,557)		(6,065)
Total changes from financing cash flows	(10,557)		646
Ending balance	¥ 0		¥ 10,557